Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income tax benefit
Federal
State	$ (616,872)	$ (750,356)
Income tax benefit	$ (616,872)	$ (750,356)